Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Empower Emerging Markets Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MXENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Net Assets	$ 1,501,000,000
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 6,300,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,501M
Total number of portfolio holdings	343
Total advisory fee paid	$ 6.3M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.94%
Tencent Holdings Ltd	5.34%
Alibaba Group Holding Ltd	2.93%
Samsung Electronics Co Ltd	2.79%
Xiaomi Corp Class B	1.94%
SK Hynix Inc	1.78%
MediaTek Inc	1.45%
Delta Electronics Inc	1.43%
ICICI Bank Ltd	1.19%
NetEase Inc	1.13%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.94%
Tencent Holdings Ltd	5.34%
Alibaba Group Holding Ltd	2.93%
Samsung Electronics Co Ltd	2.79%
Xiaomi Corp Class B	1.94%
SK Hynix Inc	1.78%
MediaTek Inc	1.45%
Delta Electronics Inc	1.43%
ICICI Bank Ltd	1.19%
NetEase Inc	1.13%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Emerging Markets Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MXEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 136	1.26%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.26%
Net Assets	$ 1,501,000,000
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 6,300,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,501M
Total number of portfolio holdings	343
Total advisory fee paid	$ 6.3M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.94%
Tencent Holdings Ltd	5.34%
Alibaba Group Holding Ltd	2.93%
Samsung Electronics Co Ltd	2.79%
Xiaomi Corp Class B	1.94%
SK Hynix Inc	1.78%
MediaTek Inc	1.45%
Delta Electronics Inc	1.43%
ICICI Bank Ltd	1.19%
NetEase Inc	1.13%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.94%
Tencent Holdings Ltd	5.34%
Alibaba Group Holding Ltd	2.93%
Samsung Electronics Co Ltd	2.79%
Xiaomi Corp Class B	1.94%
SK Hynix Inc	1.78%
MediaTek Inc	1.45%
Delta Electronics Inc	1.43%
ICICI Bank Ltd	1.19%
NetEase Inc	1.13%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Institutional Class
Trading Symbol	MXHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 90	0.85% (a)
(a)	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%	[1]
Material Change Date	Jan. 01, 2025
Net Assets	$ 587,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	101
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
SAP SE	3.06%
London Stock Exchange Group PLC	2.87%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
ASML Holding NV	2.68%
Safran SA	2.29%
Sony Group Corp	2.13%
Hong Kong Exchanges & Clearing Ltd	2.07%
Air Liquide SA	2.02%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.90%
Recruit Holdings Co Ltd	1.75%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
SAP SE	3.06%
London Stock Exchange Group PLC	2.87%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
ASML Holding NV	2.68%
Safran SA	2.29%
Sony Group Corp	2.13%
Hong Kong Exchanges & Clearing Ltd	2.07%
Air Liquide SA	2.02%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.90%
Recruit Holdings Co Ltd	1.75%

Material Fund Change [Text Block]
Material Fund Chang
es
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Institutional Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025 the expense limit for the Empower International Growth Fund Institutional Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Investor Class
Trading Symbol	MXIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 127	1.20% (a)
(a)	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 587,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 587M
Total number of portfolio holdings	101
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
SAP SE	3.06%
London Stock Exchange Group PLC	2.87%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
ASML Holding NV	2.68%
Safran SA	2.29%
Sony Group Corp	2.13%
Hong Kong Exchanges & Clearing Ltd	2.07%
Air Liquide SA	2.02%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.90%
Recruit Holdings Co Ltd	1.75%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
SAP SE	3.06%
London Stock Exchange Group PLC	2.87%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
ASML Holding NV	2.68%
Safran SA	2.29%
Sony Group Corp	2.13%
Hong Kong Exchanges & Clearing Ltd	2.07%
Air Liquide SA	2.02%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.90%
Recruit Holdings Co Ltd	1.75%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Investor Class was 1.195%. Prior to May 1, 2025, the expense limit was 1.20%
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025 the expense limit for the Empower International Growth Fund Investor Class was 1.195%. Prior to May 1, 2025, the expense limit was 1.20%
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountan ts There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Institutional Class
Trading Symbol	MXPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Net Assets	$ 2,902,000,000
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,902M
Total number of portfolio holdings	744
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.59%
SAP SE	1.65%
ASML Holding NV	1.63%
Nestle SA	1.34%
Novartis AG	1.19%
Roche Holding AG	1.18%
Novo Nordisk A/S Class B	1.15%
AstraZeneca PLC	1.11%
HSBC Holdings PLC	1.10%
Shell PLC	1.08%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.59%
SAP SE	1.65%
ASML Holding NV	1.63%
Nestle SA	1.34%
Novartis AG	1.19%
Roche Holding AG	1.18%
Novo Nordisk A/S Class B	1.15%
AstraZeneca PLC	1.11%
HSBC Holdings PLC	1.10%
Shell PLC	1.08%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund du rin g the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund-Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Investor Class
Trading Symbol	MXINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Net Assets	$ 2,902,000,000
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,902M
Total number of portfolio holdings	744
Total advisory fee paid	$ 2.7M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.59%
SAP SE	1.65%
ASML Holding NV	1.63%
Nestle SA	1.34%
Novartis AG	1.19%
Roche Holding AG	1.18%
Novo Nordisk A/S Class B	1.15%
AstraZeneca PLC	1.11%
HSBC Holdings PLC	1.10%
Shell PLC	1.08%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.59%
SAP SE	1.65%
ASML Holding NV	1.63%
Nestle SA	1.34%
Novartis AG	1.19%
Roche Holding AG	1.18%
Novo Nordisk A/S Class B	1.15%
AstraZeneca PLC	1.11%
HSBC Holdings PLC	1.10%
Shell PLC	1.08%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to th e Fu nd during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Institutional Class
Trading Symbol	MXJVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Net Assets	$ 1,354,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,354M
Total number of portfolio holdings	294
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.40%
NatWest Group PLC	2.02%
TotalEnergies SE	1.84%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.63%
Franco-Nevada Corp	1.61%
Legrand SA	1.41%
Schneider Electric SE	1.40%
Roche Holding AG	1.35%
Novartis AG	1.34%
UBS Group AG	1.29%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.40%
NatWest Group PLC	2.02%
TotalEnergies SE	1.84%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.63%
Franco-Nevada Corp	1.61%
Legrand SA	1.41%
Schneider Electric SE	1.40%
Roche Holding AG	1.35%
Novartis AG	1.34%
UBS Group AG	1.29%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Investor Class
Trading Symbol	MXIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Net Assets	$ 1,354,000,000
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,354M
Total number of portfolio holdings	294
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.40%
NatWest Group PLC	2.02%
TotalEnergies SE	1.84%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.63%
Franco-Nevada Corp	1.61%
Legrand SA	1.41%
Schneider Electric SE	1.40%
Roche Holding AG	1.35%
Novartis AG	1.34%
UBS Group AG	1.29%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.40%
NatWest Group PLC	2.02%
TotalEnergies SE	1.84%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.63%
Franco-Nevada Corp	1.61%
Legrand SA	1.41%
Schneider Electric SE	1.40%
Roche Holding AG	1.35%
Novartis AG	1.34%
UBS Group AG	1.29%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.
[2]	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.